Financial liabilities at fair value through profit or loss - Summary of financial liabilities at fair value through profit or loss (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [abstract]
Trading liabilities	€ 26,845	€ 32,709
Non-trading derivatives	1,925	1,629
Designated at fair value through profit or loss	58,370	48,444
Financial liabilities	€ 87,141	€ 82,781